UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2016		49,504	117,131,407
Balance, value at Dec. 31, 2016	$ 803,553	$ 0	$ 12	$ 678,531	$ (256)	$ 0	$ 678,287	$ 125,266
Net loss	(85,462)				(85,977)		(85,977)	515
Tender Offer - Redemption of preferred stock (Note 9), shares		(766)
Tender Offer - Redemption of preferred stock (Note 9), shares			625,815
Tender Offer - Redemption of preferred stock (Note 9), value	(482)			(716)	234		(482)
Conversion of convertible preferred stock to common stock (Note 9), shares		(2,436)
Conversion of convertible preferred stock to common stock (Note 9), shares			1,740,000
Stock-based compensation expenses, (Note 9) value	2,110			2,110			2,110
Balance (unaudited), shares at Jun. 30, 2017		46,302	119,497,222
Balance (unaudited), value at Jun. 30, 2017	719,719	$ 0	$ 12	679,925	(85,999)	0	593,938	125,781
Balance, shares at Dec. 31, 2017		46,302	120,386,472
Balance, value at Dec. 31, 2017	617,164	$ 0	$ 12	682,105	(166,021)	2	516,098	101,066
Net loss	(65,085)				(66,151)		(66,151)	1,066
Cumulative-effect adjustment due to adoption of new standard (Note 13)					2	(2)
Stock-based compensation expenses, (Note 9) shares			4,324,308
Stock-based compensation expenses, (Note 9) value	2,322			2,322			2,322
Cancellation of shares (Note 9), shares			(4,500)
Balance (unaudited), shares at Jun. 30, 2018		46,302	124,706,280
Balance (unaudited), value at Jun. 30, 2018	$ 554,401	$ 0	$ 12	$ 684,427	$ (232,170)	$ 0	$ 452,269	$ 102,132